UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21561
                                                     ---------

                    OPPENHEIMER PRINCIPAL PROTECTED TRUST III
                    -----------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                   Date of reporting period: FEBRUARY 28, 2007
                                             -----------------



ITEM 1.  REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III(R) PORTFOLIO ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Equity                                          59.2%
Fixed Income                                    17.2
Money Market                                    18.3
Cash Equivalents                                 5.3*

The Fund seeks exposure to the equity markets by investing in the Oppenheimer Main Street Fund. Information relating to the Oppenheimer Main Street's portfolio holdings appears below.

*The Fund lends its portfolio securities from time to time in order to earn additional income. The Fund's cash equivalent holdings at period end represent the Fund's investment of collateral it has received for securities currently on loan.

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2007, and are based on the total market value of investments.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
SECTOR ALLOCATION
--------------------------------------------------------------------------------
Financials                                                                 19.8%
--------------------------------------------------------------------------------
Information Technology                                                     19.7
--------------------------------------------------------------------------------
Health Care                                                                12.5
--------------------------------------------------------------------------------
Consumer Discretionary                                                     12.5
--------------------------------------------------------------------------------
Industrials                                                                10.8
--------------------------------------------------------------------------------
Energy                                                                      9.2
--------------------------------------------------------------------------------
Consumer Staples                                                            5.6
--------------------------------------------------------------------------------
Telecommunication Services                                                  5.3
--------------------------------------------------------------------------------
Materials                                                                   3.8
--------------------------------------------------------------------------------
Utilities                                                                   0.8

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2007, and are based on the total market value of common stocks.
--------------------------------------------------------------------------------


            12 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

--------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Oil & Gas                                                                   8.3%
--------------------------------------------------------------------------------
Diversified Financial Services                                              6.7
--------------------------------------------------------------------------------
Pharmaceuticals                                                             5.8
--------------------------------------------------------------------------------
Health Care Providers & Services                                            5.0
--------------------------------------------------------------------------------
Software                                                                    4.9
--------------------------------------------------------------------------------
Media                                                                       4.6
--------------------------------------------------------------------------------
Computers & Peripherals                                                     4.6
--------------------------------------------------------------------------------
Industrial Conglomerates                                                    4.2
--------------------------------------------------------------------------------
Insurance                                                                   4.2
--------------------------------------------------------------------------------
Diversified Telecommunication Services                                      4.1

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2007, and are based on net assets.

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                           3.8%
--------------------------------------------------------------------------------
General Electric Co.                                                        2.8
--------------------------------------------------------------------------------
Citigroup, Inc.                                                             2.5
--------------------------------------------------------------------------------
Microsoft Corp.                                                             2.3
--------------------------------------------------------------------------------
AT&T, Inc.                                                                  2.3
--------------------------------------------------------------------------------
Bank of America Corp.                                                       2.2
--------------------------------------------------------------------------------
Pfizer, Inc.                                                                1.9
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                        1.9
--------------------------------------------------------------------------------
Johnson & Johnson                                                           1.8
--------------------------------------------------------------------------------
International Business Machines Corp.                                       1.7

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2007, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com
--------------------------------------------------------------------------------


            13 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by the Manager, OppenheimerFunds, Inc.

The Fund has entered into a warranty agreement with Merrill Lynch Bank USA ("The Warranty Provider") to make sure that the value of each shareholder's account on the maturity date (December 16, 2011) will be at least equal to a shareholder's original investment (reduced by any adjustments to the warranty amount permitted by the Warranty Agreement, and less any redemptions of Fund shares or distributions taken in cash, sales charges, and extraordinary Fund expenses). The Warranty is solely the obligation of the Warranty Provider to the Fund, not the shareholders. The Warranty is dependent on the financial ability of the Warranty Provider to make payment to the Fund on the Maturity Date. The Warranty Amount will be reduced by any redemptions of Fund shares or distributions taken in cash, sales charges and extraordinary fund expenses. Distributions from the Fund are taxable whether or not shareholders reinvest them in additional shares of the Fund. The Warranty does not apply to shares redeemed during the Warranty Period, and you can lose money on shares you redeem early. Neither the Fund nor OppenheimerFunds, Inc. is obligated to replace the Warranty Provider should it be unable to make payments necessary to support the Warranty Amount. The Warranty increases the Fund's expenses that shareholders pay and could lower Fund performance. Shareholders must redeem their shares in the Fund on, and only on, the Maturity Date (expected to be December 16,


            14 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

NOTES
--------------------------------------------------------------------------------

2011) to receive the greater of the then-current net asset value of the Fund or their Warranty Amount. Prior to the Maturity Date the Fund will provide each shareholder a notice to remind them that shares must be redeemed on the Maturity Date to receive the full benefit of the Warranty. After the Maturity Date, shares of the Fund will not be covered under the terms of the Warranty and will be subject to market fluctuations and the shares will then be redeemable at the Fund's then-current net asset value, which may be lower than the Warranty Amount.

Shares may be exchanged or redeemed at any time. However, if you redeem shares prior to the end of the seven-year Warranty Period you will receive the then-current NAV per share, which may be higher or lower than the Warranty Amount. To receive at least the full Warranty Amount, you must maintain your original investment in the Fund until the end of the seven-year term and reinvest all dividends and distributions.

During the Warranty Period, there are substantial opportunity costs. Allocating assets to U.S. Government securities reduces the Fund's ability to participate fully in upward equity market movements. Therefore, it represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. In the event that the Fund's stock allocation declines substantially, generally due to heavy stock market declines, then the Fund will permanently shift all investments to fixed income securities and certain of the Fund's expenses will be reduced. In the event of reallocation of 100% of the Fund's assets to U.S. Government securities, the Fund will not be permitted to allocate its assets to equity securities for the remainder of the Warranty Period, which will eliminate the Fund's ability to participate in any upward equity market movement.

While these fixed income securities (primarily U.S. Government securities) that the Fund invests in do not pay income the traditional way, an income calculation is made for tax purposes based on the purchase price and the time until the security reaches par value. Like traditional interest payments, this amount is reported as income for tax purposes. The zero coupon bonds the Fund invests in do not pay interest income until maturity. However, the Fund is required to accrue and declare a dividend on such phantom income. Thus, you will have taxable income.


            15 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

NOTES
--------------------------------------------------------------------------------

Distributions from the Fund are taxable whether or not you reinvest them in additional shares of the Fund. The Fund is not obligated to replace the Warranty Provider should it be unable to make the payments necessary to support the Warranty Amount. The Financial Warranty increases the Fund's expenses that you pay and therefore the Fund's expenses will generally be higher than a fund that does not offer a Warranty.

All investments have risks to some degree. Stocks and S&P 500 Index Futures fluctuate in price and their volatility at times may be great. If the issuer of an S&P 500 Index Future does not pay the amount due, the Fund can lose money on the investment. All investments have risks to some degree. Stocks fluctuate in price and their volatility at times may be great. While principal and interest payments on U.S. Treasury securities are guaranteed by the U.S. Government, the price of such securities will fluctuate with changes in prevailing interest rates. Zero-coupon U.S. Government securities are subject to greater fluctuations in price from interest rate changes than typical debt securities that pay interest on a regular basis.

The Fund offered its shares to the public from October 7, 2004 to December 10, 2004. From December 16, 2004, and until December 16, 2011, shares of the Fund will only be issued upon reinvestment of dividends and distributions.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


            16 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 28, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


            17 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                       BEGINNING   ENDING      EXPENSES
                                       ACCOUNT     ACCOUNT     PAID DURING
                                       VALUE       VALUE       6 MONTHS ENDED
                                       (9/1/06)    (2/28/07)   FEBRUARY 28, 2007
--------------------------------------------------------------------------------
Class A Actual                         $1,000.00   $1,061.60   $ 6.00
--------------------------------------------------------------------------------
Class A Hypothetical                    1,000.00    1,018.99     5.87
--------------------------------------------------------------------------------
Class B Actual                          1,000.00    1,057.10    10.35
--------------------------------------------------------------------------------
Class B Hypothetical                    1,000.00    1,014.78    10.14
--------------------------------------------------------------------------------
Class C Actual                          1,000.00    1,057.60     9.89
--------------------------------------------------------------------------------
Class C Hypothetical                    1,000.00    1,015.22     9.69
--------------------------------------------------------------------------------
Class N Actual                          1,000.00    1,060.60     7.13
--------------------------------------------------------------------------------
Class N Hypothetical                    1,000.00    1,017.90     6.98

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding all underlying fund expenses, based on the 6-month period ended February 28, 2007 are as follows:

CLASS             EXPENSE RATIOS
--------------------------------
Class A                1.17%
--------------------------------
Class B                2.02
--------------------------------
Class C                1.93
--------------------------------
Class N                1.39

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


            18 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

STATEMENT OF INVESTMENTS  February 28, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--91.4% 1
--------------------------------------------------------------------------------
MONEY MARKET--21.6%
Oppenheimer Institutional Money Market Fund,
Cl. E, 5.25% 2                                    14,162,912   $     14,162,912
--------------------------------------------------------------------------------
U.S. EQUITY--69.8%
Oppenheimer Main Street Fund, Cl. Y                1,126,665         45,663,724
                                                               -----------------
Total Investments in Affiliated Companies
(Cost $54,931,074)                                                   59,826,636

                                                   PRINCIPAL
                                                      AMOUNT
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--20.3%
--------------------------------------------------------------------------------
U.S. Treasury Bonds, STRIPS, 4.72%, 2/15/12
3,4,5 (Cost $13,087,394)                        $ 16,490,000         13,258,636
--------------------------------------------------------------------------------
Total Investments, at Value (excluding
Investments Purchased with Cash Collateral
from Securities Loaned) (Cost $68,018,468)                           73,085,272
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--6.2% 6
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENT--6.2%
Undivided interest of 0.03% in joint repurchase
agreement (Principal Amount/Value
$2,250,000,000, with a maturity value of
$2,250,332,656 with Banc of America Securities
LLC, 5.3225%, dated 2/28/07, to be repurchased
at $750,111 on 3/1/07, collateralized by U.S.
Agency Mortgages, 5%, 5/1/35, with a value of
$2,295,000,000                                       750,000            750,000
--------------------------------------------------------------------------------
Undivided interest of 0.10% in joint
repurchase agreement (Principal Amount/Value
$750,000,000, with a maturity value of
$750,111,250) with Morgan Stanley, 5.34%,
dated 2/28/07, to be repurchased at $750,111
on 3/1/07, collateralized by U.S. Agency
Mortgages, 0.00%-6.05%, 3/30/07-10/15/20, with
a value of $765,730,799                              750,000            750,000
--------------------------------------------------------------------------------
Undivided interest of 0.13% in joint
repurchase agreement (Principal Amount/Value
$750,000,000 with a maturity value of
$750,111,510) with Barclays Capital, 5.3525%,
dated 2/28/07, to be repurchased at $1,000,149
on 3/1/07, collateralized by Private Label
CMOs, 0.00%-4.84%, 2/1/11-7/25/46, with a
value of $772,500,000                              1,000,000          1,000,000
--------------------------------------------------------------------------------
Undivided interest of 0.17% in joint
repurchase agreement (Principal Amount/Value
$500,000,000, with a maturity value of
$500,074,028) with Nomura Securities, 5.33%,
dated 2/28/07, to be repurchased at $843,278
on 3/1/07, collateralized by U.S. Agency
Mortgages, 5.50%-6%, 1/1/36-6/1/36, with a
value of $510,000,000                                843,153            843,153
--------------------------------------------------------------------------------
Undivided interest of 0.25% in joint
repurchase agreement (Principal Amount/Value
$300,000,000, with a maturity value of
$300,044,667) with GX Clarke, 5.36%, dated
2/28/07, to be repurchased at $750,112 on
3/1/07, collateralized by U.S. Agency
Mortgages, 0.00%-7.125%, 3/28/07-5/1/30, with
a value of $306,002,780                              750,000            750,000
                                                               -----------------

Total Investments Purchased with Cash
Collateral from Securities Loaned
(Cost $4,093,153)                                                     4,093,153

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $72,111,621)         117.9%        77,178,425
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                  (17.9)       (11,733,620)
                                                --------------------------------
NET ASSETS                                             100.0%  $     65,444,805
                                                ================================


            19 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 28, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                 SHARES          GROSS         GROSS               SHARES
                                        AUGUST 31, 2006      ADDITIONS    REDUCTIONS    FEBRUARY 28, 2007
----------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E, 5.25%                            --     20,084,549     5,921,637           14,162,912
Oppenheimer Main Street Fund, Cl. Y             985,196        204,840        63,371            1,126,665

                                                                 VALUE      DIVIDEND             REALIZED
                                                            SEE NOTE 1        INCOME                 GAIN
----------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E, 5.25%                                  $14,162,912    $  211,315           $       --
Oppenheimer Main Street Fund, Cl. Y                         45,663,724       594,302               22,641
                                                           -----------------------------------------------
                                                           $59,826,636    $  805,617           $   22,641
                                                           ===============================================

2. Rate shown is the 7-day yield as of February 28, 2007.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $1,451,294. See Note 5 of accompanying Notes.

5. Partial or fully-loaned security. See Note 6 of accompanying Notes.

6. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 6 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            20 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

February 28, 2007
----------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $17,180,547)                                                          $ 17,351,789
Affiliated companies (cost $54,931,074)                                                              59,826,636
                                                                                                   -------------
                                                                                                     77,178,425
----------------------------------------------------------------------------------------------------------------
Cash                                                                                                     23,662
----------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Futures margins                                                                                         130,017
Interest                                                                                                 60,371
Other                                                                                                     3,311
                                                                                                   -------------
Total assets                                                                                         77,395,786

----------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                            4,093,153
----------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                 7,714,944
Warranty agreement fees                                                                                  65,014
Shares of beneficial interest redeemed                                                                   28,087
Distribution and service plan fees                                                                       27,002
Shareholder communications                                                                                5,656
Transfer and shareholder servicing agent fees                                                             4,650
Trustees' compensation                                                                                      671
Other                                                                                                    11,804
                                                                                                   -------------
Total liabilities                                                                                    11,950,981

----------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                         $ 65,444,805
                                                                                                   =============

----------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                         $      2,024
----------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                           59,869,122
----------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                        25,182
----------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                            491,298
----------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                            5,057,179
                                                                                                   -------------
NET ASSETS                                                                                         $ 65,444,805
                                                                                                   =============


            21 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $31,593,803
and 976,378 shares of beneficial interest outstanding)                                             $      32.36
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)    $      34.33
----------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $17,649,476 and 546,522 shares of beneficial
interest outstanding)                                                                              $      32.29
----------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $15,152,481 and 468,655 shares of beneficial
interest outstanding)                                                                              $      32.33
----------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,049,045 and 32,457 shares of beneficial
interest outstanding)                                                                              $      32.32

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            22 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended February 28, 2007
---------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------
Dividends from affiliated companies                                    $       805,617
---------------------------------------------------------------------------------------
Interest                                                                       391,887
---------------------------------------------------------------------------------------
Portfolio lending fees                                                           3,234
---------------------------------------------------------------------------------------
Other income                                                                        12
                                                                       ----------------
Total investment income                                                      1,200,750

---------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------
Management fees                                                                168,589
---------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                         40,028
Class B                                                                         90,222
Class C                                                                         79,402
Class N                                                                          2,634
---------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                         10,158
Class B                                                                         10,304
Class C                                                                          4,897
Class N                                                                            254
---------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                          8,172
Class B                                                                          8,036
Class C                                                                          4,066
Class N                                                                            173
---------------------------------------------------------------------------------------
Warranty agreement fees                                                        202,308
---------------------------------------------------------------------------------------
Trustees' compensation                                                           3,393
---------------------------------------------------------------------------------------
Administration service fees                                                        750
---------------------------------------------------------------------------------------
Custodian fees and expenses                                                        156
---------------------------------------------------------------------------------------
Other                                                                            8,266
                                                                       ----------------
Total expenses                                                                 641,808
Less reduction to custodian expenses                                                (8)
Less waivers and reimbursements of expenses                                   (109,026)
                                                                       ----------------
Net expenses                                                                   532,774

---------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                          667,976


            23 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

STATEMENT OF OPERATIONS  Unaudited / Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------
Net realized gain on:
Investments:
   Unaffiliated companies                                              $       199,903
   Affiliated companies                                                         22,641
Closing and expiration of futures contracts                                    640,630
Distributions received from affiliated companies                             1,702,850
                                                                       ----------------
Net realized gain                                                            2,566,024
---------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                    967,640
Futures contracts                                                             (203,202)
                                                                       ----------------
Net change in unrealized appreciation                                          764,438

---------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $     3,998,438
                                                                       ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            24 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                SIX MONTHS
                                                                                                     ENDED
                                                                                         FEBRUARY 28, 2007        YEAR ENDED
                                                                                               (UNAUDITED)   AUGUST 31, 2006
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                    $         667,976   $       879,446
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                         2,566,024        (1,277,126)
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                              764,438         2,735,426
                                                                                         ------------------------------------
Net increase in net assets resulting from operations                                             3,998,438         2,337,746

-----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                           (534,201)         (677,601)
Class B                                                                                           (150,553)         (185,336)
Class C                                                                                           (128,262)         (200,276)
Class N                                                                                            (15,712)          (21,672)
                                                                                         ------------------------------------
                                                                                                  (828,728)       (1,084,885)

-----------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from beneficial interest transactions:
Class A                                                                                         (3,083,791)       (8,348,380)
Class B                                                                                         (1,469,884)       (2,923,013)
Class C                                                                                         (2,357,084)       (5,026,483)
Class N                                                                                            (36,010)         (422,464)
                                                                                         ------------------------------------
                                                                                                (6,946,769)      (16,720,340)

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Total decrease                                                                                  (3,777,059)      (15,467,479)
-----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                             69,221,864        84,689,343
                                                                                         ------------------------------------
End of period (including accumulated net investment income of $25,182 and $185,934,
respectively)                                                                            $      65,444,805   $    69,221,864
                                                                                         ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            25 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                  SIX MONTHS                      YEAR
                                                                                       ENDED                     ENDED
                                                                           FEBRUARY 28, 2007                AUGUST 31,
CLASS A                                                                          (UNAUDITED)         2006       2005 1
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $    30.99   $    30.48   $    30.00
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                  .38          .47          .25
Net realized and unrealized gain                                                        1.53          .58          .28
                                                                                  -------------------------------------
Total from investment operations                                                        1.91         1.05          .53
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                    (.54)        (.54)        (.05)
-----------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                                    $    32.36   $    30.99   $    30.48
                                                                                  =====================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                      6.16%        3.48%        1.76%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                          $   31,594   $   33,229   $   40,981
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                 $   32,689   $   37,258   $   36,571
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                   2.39%        1.53%        0.93%
Total expenses 5                                                                        1.50%        1.49%        1.45%
Expenses after payments and waivers and reduction to custodian expenses                 1.17%        1.22%        1.20%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   38%         133%          37%

1. For the period from October 7, 2004 (commencement of operations) to August 31, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Expenses paid including all underlying fund expenses were as follows:

          Six Months Ended February 28, 2007         1.50%
                  Year Ended August 31, 2006         1.76
                Period Ended August 31, 2005         1.66

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            26 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

                                                                                  SIX MONTHS                      YEAR
                                                                                       ENDED                     ENDED
                                                                           FEBRUARY 28, 2007                AUGUST 31,
CLASS B                                                                          (UNAUDITED)         2006       2005 1
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $    30.80   $    30.29   $    30.00
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                  .25          .21          .03
Net realized and unrealized gain                                                        1.51          .58          .28
                                                                                  -------------------------------------
Total from investment operations                                                        1.76          .79          .31
----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                    (.27)        (.28)        (.02)
-----------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                                    $    32.29   $    30.80   $    30.29
                                                                                  =====================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                      5.71%        2.62%        1.03%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                          $   17,649   $   18,246   $   20,856
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                 $   18,198   $   19,663   $   18,576
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                   1.55%        0.70%        0.10%
Total expenses 5                                                                        2.34%        2.31%        2.27%
Expenses after payments and waivers and reduction to custodian expenses                 2.02%        2.04%        2.02%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   38%         133%          37%

1. For the period from October 7, 2004 (commencement of operations) to August 31, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Expenses paid including all underlying fund expenses were as follows:

          Six Months Ended February 28, 2007         2.34%
                  Year Ended August 31, 2006         2.58
                Period Ended August 31, 2005         2.48

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            27 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                                                  SIX MONTHS                      YEAR
                                                                                       ENDED                     ENDED
                                                                           FEBRUARY 28, 2007                AUGUST 31,
CLASS C                                                                           (UNAUDITED)        2006       2005 1
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $    30.82   $    30.31   $    30.00
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                  .26          .24          .05
Net realized and unrealized gain                                                        1.52          .57          .28
                                                                                  -------------------------------------
Total from investment operations                                                        1.78          .81          .33
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                    (.27)        (.30)        (.02)
-----------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                                    $    32.33   $    30.82   $    30.31
                                                                                  =====================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                      5.76%        2.69%        1.11%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                          $   15,153   $   16,709   $   21,414
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                 $   16,007   $   19,229   $   18,591
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                   1.63%        0.80%        0.17%
Total expenses 5                                                                        2.25%        2.24%        2.21%
Expenses after payments and waivers and reduction to custodian expenses                 1.93%        1.97%        1.96%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   38%         133%          37%

1. For the period from October 7, 2004 (commencement of operations) to August 31, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Expenses paid including all underlying fund expenses were as follows:

          Six Months Ended February 28, 2007         2.25%
                  Year Ended August 31, 2006         2.51
                Period Ended August 31, 2005         2.42

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            28 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

                                                                                  SIX MONTHS                      YEAR
                                                                                       ENDED                     ENDED
                                                                           FEBRUARY 28, 2007                AUGUST 31,
CLASS N                                                                          (UNAUDITED)         2006       2005 1
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $    30.92   $    30.43   $    30.00
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                  .36          .42          .19
Net realized and unrealized gain                                                        1.52          .54          .28
                                                                                  -------------------------------------
Total from investment operations                                                        1.88          .96          .47
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                    (.48)        (.47)        (.04)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $    32.32   $    30.92   $    30.43
                                                                                  =====================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                      6.06%        3.19%        1.57%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                          $    1,049   $    1,038   $    1,438
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                 $    1,073   $    1,167   $    1,269
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                   2.22%        1.39%        0.69%
Total expenses 5                                                                        1.71%        1.74%        1.70%
Expenses after payments and waivers and reduction to custodian expenses                 1.39%        1.47%        1.45%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   38%         133%          37%

1. For the period from October 7, 2004 (commencement of operations) to August 31, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Expenses paid including all underlying fund expenses were as follows:

         Six Months Ended February 28, 2007         1.71%
                 Year Ended August 31, 2006         2.01
               Period Ended August 31, 2005         1.91

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            29 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Principal Protected Main Street Fund III (the Fund), a series of Oppenheimer Principal Protected Trust III, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. During the Warranty Period, the Fund will seek capital preservation in order to have a net asset value on the Maturity Date at least equal to the Warranty Amount. The Fund seeks high total return as a secondary objective. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      Shares of the Fund were offered during the Offering Period (October 7, 2004 to December 10, 2004). Shares are not offered during the Warranty Period (December 16, 2004 to December 16, 2011) to the Maturity Date (December 16,
2011) except in connection with reinvestment of dividends and distributions. During the Warranty Period, the Fund will allocate its assets between Oppenheimer Main Street Fund (the Underlying Fund) and certain U.S. government securities. The Fund offered Class A, Class B, Class C and Class N shares. Class A shares were sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares were sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares were sold only through retirement plans. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 90 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
WARRANTY AGREEMENT. The Fund has entered into a Financial Warranty Agreement with Merrill Lynch Bank USA ("the Warranty Provider") to ensure that on the Maturity Date each shareholder's account will be no less than the value of that shareholder's account on the second business day after the end of the Offering Period (the Warranty Amount). This value will include net income, if any, earned by the Fund during the offering period and be reduced by adjustments permitted under the Warranty Agreement, sales charges, applicable share of extraordinary expenses and proportionately reduced for dividends and distributions paid in cash and redemptions of Fund shares. To avoid a reduced Warranty Amount, shareholders must reinvest all dividends and distributions received from the Fund to purchase additional shares of the Fund and must not redeem any shares of the Fund during the Warranty Period. If the value of the Fund's assets on the Maturity Date is insufficient to result in the value of each shareholder's account being at least equal to the shareholder's Warranty Amount, the Warranty Provider will pay the Fund an amount equal to the excess of his or her Warranty Amount over his or her account value.


            30 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

The Financial Warranty is solely the obligation of the Warranty Provider. It is possible that the financial position of the Warranty Provider may deteriorate and it would be unable to satisfy its obligations under the Financial Warranty. The Fund's assets and the obligations of the Warranty Provider under the Warranty Agreement are not guaranteed by Merrill Lynch & Co., Inc. (the Warranty Provider's parent company), the United States Government, the Manager, or any other entity or person.

      The Warranty Agreement requires the Manager, on behalf of the Fund, to comply with certain agreed upon investment parameters in an attempt to limit the Fund's risk. If the Manager fails to comply with the agreed-upon investment parameters or otherwise fails to comply with certain requirements set forth in the Warranty Agreement, the Warranty Provider may terminate its Financial Warranty in certain limited circumstances. The Warranty Provider may monitor the Fund's compliance with the Warranty Agreement solely to protect the interests of the Warranty Provider and not the Fund's shareholders. The fee paid to the Warranty Provider is an annual fee of 0.60% of the average daily net assets of the Fund. If the Fund is required to make a complete and irreversible allocation of its assets to the debt portfolio, the Warranty Fee will thereafter be reduced to 0.35% of the average daily net assets of the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The allocation of the Fund's assets between the debt portfolio and the equity portfolio will vary over time based upon the Warranty Formula. The formula is intended to allow the Fund to have a net asset value on the Maturity Date at least equal to the Warranty Amount.

      During the Warranty Period, the Fund will invest a portion of its assets, and in certain circumstances, the Fund may invest all of its assets, in U.S. government securities having maturities approximately equal to the period remaining in the Warranty Period. Long term debt securities having a remaining maturity in excess of sixty days will be valued at the mean between the "bid" and "asked" prices. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

      The Fund may invest most of the equity portfolio in Class Y shares of Oppenheimer Main Street Fund. The Fund may also invest in Class E shares of Oppenheimer Institutional Money Market Fund. Oppenheimer Main Street Fund and Oppenheimer Institutional Money Market Fund are referred to individually as an "Underlying Fund" and collectively as "the Underlying Funds". The Fund calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Fund as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Investments in open-end registered investment companies (including underlying funds) are valued at that fund's net asset value. The Fund may also invest a portion of the equity portfolio in futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.


            31 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends


            32 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of February 28, 2007, the Fund had available for federal income tax purposes an estimated capital loss carryforward of zero. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of February 28, 2007, it is estimated that the Fund will utilize $1,364,648 of capital loss carryforward to offset realized capital gains. During the fiscal year ended August 31, 2006, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

As of August 31, 2006, the Fund had available for federal income tax purposes post-October losses of $455,536 and unused capital loss carryforward as follows:

                             EXPIRING
                             -------------------------
                             2014            $909,112

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed


            33 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                            SIX MONTHS ENDED FEBRUARY 28, 2007   YEAR ENDED AUGUST 31, 2006
                                                         SHARES         AMOUNT        SHARES         AMOUNT
------------------------------------------------------------------------------------------------------------
CLASS A
Dividends and/or distributions reinvested                15,324   $    500,028        20,816   $    632,174
Redeemed                                               (111,338)    (3,583,819)     (292,745)    (8,980,554)
                                                       -----------------------------------------------------
Net decrease                                            (96,014)  $ (3,083,791)     (271,929)  $ (8,348,380)
                                                       =====================================================

------------------------------------------------------------------------------------------------------------
CLASS B
Dividends and/or distributions reinvested                 4,168   $    135,974         5,515   $    167,390
Redeemed                                                (50,069)    (1,605,858)     (101,532)    (3,090,403)
                                                       -----------------------------------------------------
Net decrease                                            (45,901)  $ (1,469,884)      (96,017)  $ (2,923,013)
                                                       =====================================================

------------------------------------------------------------------------------------------------------------
CLASS C
Dividends and/or distributions reinvested                 2,906   $     94,891         4,540   $    137,803
Redeemed                                                (76,480)    (2,451,975)     (168,794)    (5,164,286)
                                                       -----------------------------------------------------
Net decrease                                            (73,574)  $ (2,357,084)     (164,254)  $ (5,026,483)
                                                       =====================================================


            34 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

                                            SIX MONTHS ENDED FEBRUARY 28, 2007   YEAR ENDED AUGUST 31, 2006
                                                         SHARES         AMOUNT        SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------
CLASS N
Dividends and/or distributions reinvested                   472   $     15,379           703   $     21,342
Redeemed                                                 (1,575)       (51,389)      (14,380)      (443,806)
                                                         ---------------------------------------------------
Net decrease                                             (1,103)  $    (36,010)      (13,677)  $   (422,464)
                                                         ===================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short- term obligations and money market funds, for the six months ended February 28, 2007, were as follows:

                                                        PURCHASES          SALES
--------------------------------------------------------------------------------
Investment securities                                $  8,390,795   $  2,621,652
U.S. government and government
agency obligations                                     13,603,643     19,169,092

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the average annual net assets of the Fund. That fee will apply during the Warranty Period and the Post-Warranty Period. The management fee shall be reduced to 0.40% per annum of average annual net assets of the Fund in any month during the Warranty Period following a month where the Fund's investment in equity securities (including shares of the Underlying Fund) is, on average, less than 10% of net assets. If during the Warranty Period 100% of the Fund's assets are completely and irreversibly invested in the debt portfolio, the management fee will be at an annual rate of 0.25% of the average annual net assets of the Fund, and if that occurs the Manager will further reduce its management fee to the extent necessary so that expenses after waivers and reductions to the Fund (other than Extraordinary Expenses such as litigation costs) do not exceed 1.30% for Class A shares, 2.05% for Class B shares, 2.05% for Class C shares and 1.55% for Class N shares. However, if this reduction in the management fee is not sufficient to reduce expenses after waivers and reductions to these limits, the Manager is not required to subsidize Fund expenses to assure that expenses do not exceed those limits. Furthermore, if expenses exceed these expense limits, the Warranty Amount will be reduced by any expenses that exceed those limits.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS or the Transfer Agent), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 28, 2007, the Fund paid $26,628 to OFS for services to the Fund.


            35 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2006 for Class B, Class C and Class N shares were $497,023, $22,323 and $13,592, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                          CLASS A         CLASS B         CLASS C         CLASS N
                          CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                        FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                    SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS            RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED                 DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------------------------
February 28, 2007            $ --            $ --        $ 41,600            $ --            $ --


            36 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager will reimburse the Fund for expenses equal to the Underlying Fund expenses paid by the Fund as a shareholder of the Underlying Fund. That expense reimbursement will fluctuate as the Fund's allocation between the Underlying Fund and the debt portfolio changes. During the six months ended February 28, 2007, the Manager reimbursed the Fund $105,016 for such Underlying Fund expenses.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended February 28, 2007, the Manager waived $4,010 for IMMF management fees.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.


            37 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS Continued

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of February 28, 2007, the Fund had outstanding futures contracts as follows:

                              EXPIRATION   NUMBER OF     VALUATION AS OF     UNREALIZED
CONTRACT DESCRIPTION                DATE   CONTRACTS   FEBRUARY 28, 2007   DEPRECIATION
----------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Standard & Poor's 500 Index      6/14/07          13         $ 4,619,875        $ 9,625

--------------------------------------------------------------------------------
6. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of February 28, 2007, the Fund had on loan securities valued at $4,008,606, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $4,093,153 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is


            38 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III effective for fiscal years beginning after December 15, 2006. As of February 28, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of February 28, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


            39 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330


            40 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      The Board was aware that there are alternatives to retaining the Manager.

      NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


            41 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Angelo Manioudakis, Rudi Schadt and the Manager's Value and Core Fixed Income investment teams and analysts. Mr. Manioudakis and Mr. Schadt have been portfolio managers of the Fund since October 2004. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load mixed-asset target allocation moderate funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board noted that the Fund's one-year and since inception performance were below its peer group median. The Board considered, the Manager's assertion that given the Fund's unique, specialized structure and warranty features it is difficult to find a truly comparable performance peer group for the Fund. The Board also considered that the Fund had low equity exposure during its initial offering period and that its portfolio allocation had shifted to a larger equity allocation which should improve performance.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the


            42 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other mixed-asset target allocation moderate funds, mixed-asset target allocation conservative funds, mixed-asset target allocation growth funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees are lower than its peer group median and that the Funds' management fees and expenses are the lowest in its peer group.

      ECONOMIES OF SCALE. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund, whether those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's management fee.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide quality services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


            43 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

--------------------------------------------------------------------------------

FINANCIAL STATEMENTS FOR OPPENHEIMER MAIN STREET FUND

46    Statement of Investments

56    Statement of Assets and Liabilities

58    Statement of Operations

60    Statements of Changes in Net Assets

61    Financial Highlights

66    Notes to Financial Statements


            45 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS  February 28, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.4%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--12.4%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.2%
ArvinMeritor, Inc.                                   123,600   $      2,256,936
--------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The) 1,2                 129,500          3,188,290
--------------------------------------------------------------------------------
Johnson Controls, Inc.                               137,300         12,878,740
--------------------------------------------------------------------------------
Lear Corp. 1                                          91,900          3,392,948
                                                               -----------------
                                                                     21,716,914

--------------------------------------------------------------------------------
AUTOMOBILES--0.6%
General Motors Corp. 2                             1,093,200         34,894,944
--------------------------------------------------------------------------------
Harley-Davidson, Inc.                                460,800         30,366,720
                                                               -----------------
                                                                     65,261,664

--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.1%
Career Education Corp. 1                             112,700          3,333,666
--------------------------------------------------------------------------------
ITT Educational Services, Inc. 1                      42,700          3,415,146
--------------------------------------------------------------------------------
Jackson Hewitt Tax Service, Inc.                         200              6,450
                                                               -----------------
                                                                      6,755,262

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.5%
Carnival Corp.                                       190,900          8,861,578
--------------------------------------------------------------------------------
Chipotle Mexican Grill, Inc., Cl. B 1                 43,733          2,437,240
--------------------------------------------------------------------------------
Jack in the Box, Inc. 1                               28,700          1,961,358
--------------------------------------------------------------------------------
Las Vegas Sands Corp. 1                                4,900            422,772
--------------------------------------------------------------------------------
McDonald's Corp.                                      93,200          4,074,704
--------------------------------------------------------------------------------
Wendy's International, Inc.                           94,500          3,032,505
--------------------------------------------------------------------------------
Yum! Brands, Inc.                                    740,300         42,892,982
                                                               -----------------
                                                                     63,683,139

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.1%
Snap-On, Inc.                                         62,300          3,121,230
--------------------------------------------------------------------------------
Tempur-Pedic International, Inc. 2                   113,800          2,832,482
                                                               -----------------
                                                                      5,953,712

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.3%
Expedia, Inc. 1                                       15,276   $        324,768
--------------------------------------------------------------------------------
IAC/InterActiveCorp 1                                535,200         20,979,840
--------------------------------------------------------------------------------
Liberty Media Holding
Corp.-Interactive, Series A 1                        359,600          8,475,772
--------------------------------------------------------------------------------
NetFlix.com, Inc. 1,2                                 42,200            950,766
                                                               -----------------
                                                                     30,731,146

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Hasbro, Inc.                                         123,100          3,482,499
--------------------------------------------------------------------------------
Marvel Entertainment, Inc. 1                          93,700          2,603,923
--------------------------------------------------------------------------------
Mattel, Inc.                                         193,600          5,035,536
                                                               -----------------
                                                                     11,121,958

--------------------------------------------------------------------------------
MEDIA--4.6%
Clear Channel Communications, Inc.                 1,724,500         62,392,410
--------------------------------------------------------------------------------
Comcast Corp., Cl. A 1                             1,530,600         39,367,032
--------------------------------------------------------------------------------
DirecTV Group, Inc. (The) 1                          771,600         17,407,296
--------------------------------------------------------------------------------
EchoStar Communications Corp., Cl. A 1               294,100         11,940,460
--------------------------------------------------------------------------------
Gannett Co., Inc.                                     92,000          5,635,920
--------------------------------------------------------------------------------
Idearc, Inc.                                          91,065          3,096,210
--------------------------------------------------------------------------------
Liberty Global, Inc., Series A 1                     293,800          8,458,502
--------------------------------------------------------------------------------
Liberty Media Holding
Corp.-Capital, Series A 1                            405,263         43,719,772
--------------------------------------------------------------------------------
Live Nation, Inc. 1                                   17,600            407,264
--------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                         694,100         44,845,801
--------------------------------------------------------------------------------
News Corp., Inc., Cl. A                            2,460,000         55,423,800
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                  510,700         52,913,627
--------------------------------------------------------------------------------
Time Warner, Inc.                                  3,811,200         77,557,920
--------------------------------------------------------------------------------
Viacom, Inc., Cl. B 1                                608,438         23,753,420
--------------------------------------------------------------------------------
Walt Disney Co. (The)                              2,467,800         84,546,828
                                                               -----------------
                                                                    531,466,262

--------------------------------------------------------------------------------
MULTILINE RETAIL--2.6%
Big Lots, Inc. 1                                     150,800          3,774,524
--------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                                15,300            511,020


            46 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
MULTILINE RETAIL Continued
Dollar Tree Stores, Inc. 1                           187,300   $      6,388,803
--------------------------------------------------------------------------------
Family Dollar Stores, Inc.                           158,500          4,591,745
--------------------------------------------------------------------------------
Federated Department Stores, Inc.                  1,609,300         71,871,338
--------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                  687,300         55,746,903
--------------------------------------------------------------------------------
Kohl's Corp. 1                                     1,000,500         69,024,495
--------------------------------------------------------------------------------
Nordstrom, Inc.                                    1,182,200         62,762,998
--------------------------------------------------------------------------------
Sears Holdings Corp. 1                               115,400         20,800,850
--------------------------------------------------------------------------------
Target Corp.                                          55,600          3,421,068
                                                               -----------------
                                                                    298,893,744

--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.9%
Aeropostale, Inc. 1                                   77,400          2,835,936
--------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                      111,750          3,469,838
--------------------------------------------------------------------------------
AutoZone, Inc. 1                                      31,700          3,971,693
--------------------------------------------------------------------------------
Barnes & Noble, Inc.                                  78,700          3,221,978
--------------------------------------------------------------------------------
Best Buy Co., Inc.                                 1,178,900         54,783,483
--------------------------------------------------------------------------------
Brown Shoe Co., Inc.                                  45,300          2,323,890
--------------------------------------------------------------------------------
Dress Barn, Inc. (The) 1                              97,000          2,038,940
--------------------------------------------------------------------------------
DSW, Inc., Cl. A 1,2                                  17,900            716,895
--------------------------------------------------------------------------------
Gap, Inc. (The)                                    1,390,300         26,679,857
--------------------------------------------------------------------------------
Gymboree Corp. 1                                      60,200          2,268,938
--------------------------------------------------------------------------------
Home Depot, Inc.                                   2,524,100         99,954,360
--------------------------------------------------------------------------------
Limited Brands, Inc.                                  51,150          1,415,832
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                                    408,700         13,307,272
--------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)                            9,850            436,158
--------------------------------------------------------------------------------
Office Depot, Inc. 1                               1,084,900         36,192,264
--------------------------------------------------------------------------------
OfficeMax, Inc.                                       64,800          3,363,120
--------------------------------------------------------------------------------
Payless ShoeSource, Inc. 1                            88,500          2,734,650
--------------------------------------------------------------------------------
RadioShack Corp.                                      96,100          2,399,617
--------------------------------------------------------------------------------
Rent-A-Center, Inc. 1                                 77,600          2,197,632
--------------------------------------------------------------------------------
Ross Stores, Inc.                                    109,700          3,594,869
--------------------------------------------------------------------------------
Select Comfort Corp. 1,2                              42,600            789,378
--------------------------------------------------------------------------------
Staples, Inc.                                        698,200         18,167,164
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                               1,907,600         52,459,000
                                                               -----------------
                                                                    339,322,764

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.4%
Coach, Inc. 1                                        979,500   $     46,232,400
--------------------------------------------------------------------------------
Jones Apparel Group, Inc.                             16,900            556,348
--------------------------------------------------------------------------------
Polo Ralph Lauren Corp., Cl. A                        41,900          3,644,462
--------------------------------------------------------------------------------
Wolverine World Wide, Inc.                            41,900          1,162,725
                                                               -----------------
                                                                     51,595,935

--------------------------------------------------------------------------------
CONSUMER STAPLES--5.6%
--------------------------------------------------------------------------------
BEVERAGES--0.7%
Coca-Cola Co. (The)                                  471,200         21,995,616
--------------------------------------------------------------------------------
PepsiCo, Inc.                                        927,790         58,589,939
                                                               -----------------
                                                                     80,585,555

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.5%
Kroger Co. (The)                                   1,940,110         49,802,624
--------------------------------------------------------------------------------
Safeway, Inc.                                      1,374,600         47,519,922
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                              1,636,700         79,052,610
                                                               -----------------
                                                                    176,375,156

--------------------------------------------------------------------------------
FOOD PRODUCTS--0.3%
Campbell Soup Co.                                     50,700          2,070,081
--------------------------------------------------------------------------------
ConAgra Foods, Inc.                                  557,600         14,068,248
--------------------------------------------------------------------------------
Dean Foods Co. 1                                      23,900          1,076,456
--------------------------------------------------------------------------------
Heinz (H.J.) Co.                                     194,100          8,903,367
--------------------------------------------------------------------------------
Kraft Foods, Inc., Cl. A                             302,600          9,658,992
--------------------------------------------------------------------------------
Sara Lee Corp.                                       120,800          1,988,368
                                                               -----------------
                                                                     37,765,512

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.2%
Energizer Holdings, Inc. 1                            31,300          2,689,296
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                         2,028,985        128,820,258
                                                               -----------------
                                                                    131,509,554

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.2%
Avon Products, Inc.                                  360,600         13,219,596
--------------------------------------------------------------------------------
NBTY, Inc. 1                                          77,800          3,787,304
                                                               -----------------
                                                                     17,006,900


            47 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
TOBACCO--1.7%
Altria Group, Inc.                                 2,255,300   $    190,076,684
--------------------------------------------------------------------------------
Reynolds American, Inc.                               44,000          2,686,200
--------------------------------------------------------------------------------
UST, Inc.                                             65,900          3,826,154
                                                               -----------------
                                                                    196,589,038

--------------------------------------------------------------------------------
ENERGY--9.1%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.8%
BJ Services Co.                                      108,300          2,901,357
--------------------------------------------------------------------------------
Grey Wolf, Inc. 1                                    169,800          1,135,962
--------------------------------------------------------------------------------
Halliburton Co.                                    1,841,302         56,859,406
--------------------------------------------------------------------------------
Lone Star Technologies, Inc. 1                        49,700          2,362,241
--------------------------------------------------------------------------------
Parker Drilling Co. 1                                 82,600            707,882
--------------------------------------------------------------------------------
Schlumberger Ltd.                                    373,600         23,462,080
--------------------------------------------------------------------------------
Seacor Holdings, Inc. 1                               29,900          2,894,320
--------------------------------------------------------------------------------
Tidewater, Inc.                                       56,600          2,941,502
--------------------------------------------------------------------------------
Todco 1                                               70,500          2,402,640
                                                               -----------------
                                                                     95,667,390

--------------------------------------------------------------------------------
OIL & GAS--8.3%
Chevron Corp.                                      2,737,360        187,810,270
--------------------------------------------------------------------------------
ConocoPhillips                                     2,255,696        147,567,632
--------------------------------------------------------------------------------
Devon Energy Corp.                                   591,300         38,854,323
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                  6,146,096        440,552,161
--------------------------------------------------------------------------------
Foundation Coal Holdings, Inc.                        32,700          1,076,484
--------------------------------------------------------------------------------
Frontier Oil Corp.                                   108,200          3,197,310
--------------------------------------------------------------------------------
General Maritime Corp.                                33,300          1,427,238
--------------------------------------------------------------------------------
Hess Corp.                                           664,000         35,225,200
--------------------------------------------------------------------------------
Holly Corp.                                           53,900          2,989,833
--------------------------------------------------------------------------------
Kinder Morgan Management LLC 1                             1                 30
--------------------------------------------------------------------------------
Marathon Oil Corp.                                   790,100         71,693,674
--------------------------------------------------------------------------------
MGM Energy Corp. 1                                    23,748            110,659
--------------------------------------------------------------------------------
OMI Corp.                                             59,200          1,318,384
--------------------------------------------------------------------------------
Overseas Shipholding Group, Inc.                      47,300          2,865,434
--------------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 1                    593,700          9,598,894
--------------------------------------------------------------------------------
Sunoco, Inc.                                          65,900          4,251,868

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Tesoro Corp.                                          48,600   $      4,429,404
--------------------------------------------------------------------------------
USEC, Inc. 1                                         180,900          2,565,162
                                                               -----------------
                                                                    955,533,960

--------------------------------------------------------------------------------
FINANCIALS--19.7%
--------------------------------------------------------------------------------
CAPITAL MARKETS--3.8%
Ameriprise Financial, Inc.                           831,900         48,632,874
--------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                        383,100         58,323,144
--------------------------------------------------------------------------------
BlackRock, Inc.                                      112,800         17,939,712
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                      282,000         56,851,200
--------------------------------------------------------------------------------
Janus Capital Group, Inc.                             98,200          2,086,750
--------------------------------------------------------------------------------
Knight Capital Group, Inc., Cl. A 1                   94,300          1,490,883
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                       652,600         47,835,580
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                          1,419,100        118,750,288
--------------------------------------------------------------------------------
Morgan Stanley                                     1,132,938         84,879,715
                                                               -----------------
                                                                    436,790,146

--------------------------------------------------------------------------------
COMMERCIAL BANKS--2.8%
U.S. Bancorp                                       1,681,570         59,964,786
--------------------------------------------------------------------------------
Wachovia Corp.                                     1,800,510         99,694,239
--------------------------------------------------------------------------------
Wells Fargo & Co.                                  4,603,020        159,724,794
                                                               -----------------
                                                                    319,383,819

--------------------------------------------------------------------------------
CONSUMER FINANCE--0.4%
AmeriCredit Corp. 1                                  267,900          6,542,118
--------------------------------------------------------------------------------
Capital One Financial Corp.                          452,900         34,909,532
--------------------------------------------------------------------------------
First Marblehead Corp. (The)                          54,350          2,453,359
--------------------------------------------------------------------------------
World Acceptance Corp. 1                              14,900            610,900
                                                               -----------------
                                                                     44,515,909

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.7%
Bank of America Corp.                              5,007,239        254,718,248
--------------------------------------------------------------------------------
Chicago Mercantile Exchange (The)                     14,400          7,763,472


            48 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
Citigroup, Inc.                                    5,787,646   $    291,697,358
--------------------------------------------------------------------------------
International Securities Exchange, Inc., Cl. A        32,500          1,503,125
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                               4,326,296        213,719,022
--------------------------------------------------------------------------------
NYSE Group, Inc. 1                                    89,500          7,598,550
                                                               -----------------
                                                                    776,999,775

--------------------------------------------------------------------------------
INSURANCE--4.2%
ACE Ltd.                                             426,600         23,957,856
--------------------------------------------------------------------------------
Allstate Corp.                                     1,093,500         65,675,610
--------------------------------------------------------------------------------
AMBAC Financial Group, Inc.                           37,300          3,268,972
--------------------------------------------------------------------------------
American International Group, Inc.                 2,089,405        140,199,076
--------------------------------------------------------------------------------
Assurant, Inc.                                        70,300          3,757,535
--------------------------------------------------------------------------------
CNA Financial Corp. 1                                 34,800          1,428,888
--------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                      100,100          3,540,537
--------------------------------------------------------------------------------
Hanover Insurance Group, Inc.                         33,400          1,568,798
--------------------------------------------------------------------------------
Lincoln National Corp.                               443,784         30,243,880
--------------------------------------------------------------------------------
Loews Corp.                                          872,200         37,888,368
--------------------------------------------------------------------------------
MBIA, Inc.                                            63,300          4,207,551
--------------------------------------------------------------------------------
MetLife, Inc.                                        474,200         29,945,730
--------------------------------------------------------------------------------
Nationwide Financial Services, Inc., Cl. A            34,300          1,838,480
--------------------------------------------------------------------------------
Old Republic International Corp.                       1,100             24,552
--------------------------------------------------------------------------------
Partnerre Holdings Ltd.                               16,700          1,160,316
--------------------------------------------------------------------------------
Principal Financial Group, Inc. (The)                791,900         48,218,791
--------------------------------------------------------------------------------
Prudential Financial, Inc.                           106,000          9,639,640
--------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                           20,900          1,071,752
--------------------------------------------------------------------------------
Safeco Corp.                                          45,700          3,049,104
--------------------------------------------------------------------------------
Safety Insurance Group, Inc.                           1,700             72,199
--------------------------------------------------------------------------------
Travelers Cos., Inc. (The)                         1,464,200         74,322,792
--------------------------------------------------------------------------------
Zenith National Insurance Corp.                       17,900            861,885
                                                               -----------------
                                                                    485,942,312

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.8%
Countrywide Financial Corp.                        1,052,700   $     40,297,356
--------------------------------------------------------------------------------
Fannie Mae                                         1,487,200         84,368,856
--------------------------------------------------------------------------------
Freddie Mac                                        1,087,142         69,772,774
--------------------------------------------------------------------------------
MGIC Investment Corp.                                 43,100          2,601,085
--------------------------------------------------------------------------------
PMI Group, Inc. (The)                                 88,800          4,162,056
--------------------------------------------------------------------------------
Radian Group, Inc.                                   102,300          5,877,135
                                                               -----------------
                                                                    207,079,262

--------------------------------------------------------------------------------
HEALTH CARE--12.5%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.6%
Amgen, Inc. 1                                        479,100         30,786,966
--------------------------------------------------------------------------------
Biogen Idec, Inc. 1                                  685,800         30,991,302
                                                               -----------------
                                                                     61,778,268

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.7%
Advanced Medical Optics, Inc. 1                       41,900          1,614,826
--------------------------------------------------------------------------------
Edwards Lifesciences Corp. 1                          40,700          2,054,129
--------------------------------------------------------------------------------
Immucor, Inc. 1                                       80,100          2,382,174
--------------------------------------------------------------------------------
Medtronic, Inc.                                      253,300         12,756,188
--------------------------------------------------------------------------------
Mentor Corp.                                          54,500          2,616,545
--------------------------------------------------------------------------------
Stryker Corp.                                         76,500          4,744,530
--------------------------------------------------------------------------------
Zimmer Holdings, Inc. 1                              627,500         52,917,075
                                                               -----------------
                                                                     79,085,467

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.0%
Aetna, Inc.                                        1,644,900         72,819,723
--------------------------------------------------------------------------------
AMERIGROUP Corp. 1                                    68,900          2,279,212
--------------------------------------------------------------------------------
AmerisourceBergen Corp.                              254,000         13,378,180
--------------------------------------------------------------------------------
Caremark Rx, Inc.                                  1,332,900         82,093,311
--------------------------------------------------------------------------------
Centene Corp. 1                                       71,400          1,722,168
--------------------------------------------------------------------------------
CIGNA Corp.                                          339,000         48,307,500
--------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                          68,100          3,706,002
--------------------------------------------------------------------------------
Humana, Inc. 1                                       484,100         28,968,544
--------------------------------------------------------------------------------
Laboratory Corp. of America Holdings 1                88,300          7,041,925
--------------------------------------------------------------------------------
McKesson Corp.                                       869,600         48,488,896


            49 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Medco Health Solutions, Inc. 1                       505,300   $     34,163,333
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                           2,431,894        126,944,867
--------------------------------------------------------------------------------
WellCare Health Plans, Inc. 1                         28,300          2,323,713
--------------------------------------------------------------------------------
WellPoint, Inc. 1                                  1,341,672        106,515,340
                                                               -----------------
                                                                    578,752,714

--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.4%
Applera Corp./Applied Biosystems Group               185,700          5,734,416
--------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc. 1                     983,400         44,518,518
                                                               -----------------
                                                                     50,252,934

--------------------------------------------------------------------------------
PHARMACEUTICALS--5.8%
Abbott Laboratories                                  307,400         16,790,188
--------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1                 35,700          1,114,197
--------------------------------------------------------------------------------
Forest Laboratories, Inc. 1                        1,207,200         62,484,672
--------------------------------------------------------------------------------
Johnson & Johnson                                  3,330,144        209,965,579
--------------------------------------------------------------------------------
King Pharmaceuticals, Inc. 1                         124,400          2,320,060
--------------------------------------------------------------------------------
Merck & Co., Inc.                                  3,050,150        134,694,624
--------------------------------------------------------------------------------
Mylan Laboratories, Inc.                             103,100          2,182,627
--------------------------------------------------------------------------------
Pfizer, Inc.                                       8,856,045        221,046,883
--------------------------------------------------------------------------------
ViroPharma, Inc. 1                                    35,700            571,200
--------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc. 1                        69,500          1,832,020
--------------------------------------------------------------------------------
Wyeth                                                236,600         11,574,472
                                                               -----------------
                                                                    664,576,522

--------------------------------------------------------------------------------
INDUSTRIALS--10.7%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.4%
Boeing Co.                                           214,500         18,719,415
--------------------------------------------------------------------------------
General Dynamics Corp.                               908,000         69,425,680
--------------------------------------------------------------------------------
Honeywell International, Inc.                      1,707,100         79,277,724

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE Continued
Lockheed Martin Corp.                                800,500   $     77,872,640
--------------------------------------------------------------------------------
Northrop Grumman Corp.                               906,600         65,139,210
--------------------------------------------------------------------------------
Raytheon Co.                                       1,389,400         74,402,370
--------------------------------------------------------------------------------
United Technologies Corp.                            175,600         11,524,628
                                                               -----------------
                                                                    396,361,667

--------------------------------------------------------------------------------
AIRLINES--0.1%
AMR Corp. 1                                          117,200          3,995,348
--------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1,2                129,000          5,108,400
                                                               -----------------
                                                                      9,103,748

--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.0%
Masco Corp.                                            6,600            197,010
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.2%
Administaff, Inc.                                     54,000          1,916,460
--------------------------------------------------------------------------------
AMREP Corp. 2                                         12,500          1,129,875
--------------------------------------------------------------------------------
Corrections Corp. of America 1                        17,000            890,120
--------------------------------------------------------------------------------
Covanta Holding Corp. 1                               83,300          1,894,242
--------------------------------------------------------------------------------
Deluxe Corp.                                          84,900          2,620,863
--------------------------------------------------------------------------------
Harland (John H.) Co.                                 24,400          1,232,200
--------------------------------------------------------------------------------
Ikon Office Solutions, Inc.                           43,200            603,936
--------------------------------------------------------------------------------
Labor Ready, Inc. 1                                  124,200          2,281,554
--------------------------------------------------------------------------------
Manpower, Inc.                                        87,700          6,516,110
--------------------------------------------------------------------------------
Volt Information Sciences, Inc. 1,2                   21,150            723,119
--------------------------------------------------------------------------------
Watson Wyatt & Co. Holdings                            5,300            254,771
                                                               -----------------
                                                                     20,063,250

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
Chicago Bridge & Iron Co. NV                          84,100          2,500,293
--------------------------------------------------------------------------------
EMCOR Group, Inc. 1                                   28,500          1,711,710
--------------------------------------------------------------------------------
Granite Construction, Inc.                            69,900          4,080,762
                                                               -----------------
                                                                      8,292,765


            50 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.1%
Acuity Brands, Inc.                                   66,800   $      3,700,720
--------------------------------------------------------------------------------
Belden CDT, Inc.                                      35,700          1,655,409
--------------------------------------------------------------------------------
Emerson Electric Co.                                 152,600          6,575,534
                                                               -----------------
                                                                     11,931,663

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--4.2%
3M Co.                                               679,400         50,329,952
--------------------------------------------------------------------------------
General Electric Co.                               9,299,300        324,731,556
--------------------------------------------------------------------------------
Tyco International Ltd.                            3,745,200        115,464,516
                                                               -----------------
                                                                    490,526,024

--------------------------------------------------------------------------------
MACHINERY--2.4%
AGCO Corp. 1                                          84,600          3,066,750
--------------------------------------------------------------------------------
Caterpillar, Inc.                                  1,100,100         70,868,442
--------------------------------------------------------------------------------
Cummins, Inc.                                         21,300          2,868,684
--------------------------------------------------------------------------------
Danaher Corp.                                        791,600         56,710,224
--------------------------------------------------------------------------------
Deere & Co.                                          536,300         58,145,646
--------------------------------------------------------------------------------
Eaton Corp.                                          568,500         46,054,185
--------------------------------------------------------------------------------
Gardner Denver, Inc. 1                                 5,500            186,285
--------------------------------------------------------------------------------
Illinois Tool Works, Inc.                            517,600         26,759,920
--------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd., Cl. A                       145,100          6,284,281
--------------------------------------------------------------------------------
SPX Corp.                                             94,500          6,605,550
--------------------------------------------------------------------------------
Toro Co. (The)                                        54,100          2,842,955
--------------------------------------------------------------------------------
Valmont Industries, Inc.                              12,600            714,672
--------------------------------------------------------------------------------
Wabtec Corp.                                          14,800            476,560
                                                               -----------------
                                                                    281,584,154

--------------------------------------------------------------------------------
ROAD & RAIL--0.2%
CSX Corp.                                            425,000         16,009,750
--------------------------------------------------------------------------------
Laidlaw International, Inc.                           59,900          2,047,382
--------------------------------------------------------------------------------
Swift Transportation Co., Inc. 1                      20,600            634,274
                                                               -----------------
                                                                     18,691,406

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--19.6%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.7%
ADTRAN, Inc.                                          93,300          2,148,699
--------------------------------------------------------------------------------
Arris Group, Inc. 1                                  195,300          2,566,242
--------------------------------------------------------------------------------
Avaya, Inc. 1                                        287,500          3,530,500

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT Continued
Cisco Systems, Inc. 1                              5,806,100   $    150,610,234
--------------------------------------------------------------------------------
CommScope, Inc. 1                                     76,700          2,950,649
--------------------------------------------------------------------------------
InterDigital Communications Corp. 1                   54,600          1,895,712
--------------------------------------------------------------------------------
Motorola, Inc.                                     4,917,100         91,064,692
--------------------------------------------------------------------------------
Polycom, Inc. 1                                      159,800          5,097,620
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                     1,325,375         53,386,105
--------------------------------------------------------------------------------
UTStarcom, Inc. 1,2                                  273,700          2,528,988
                                                               -----------------
                                                                    315,779,441

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.6%
Apple, Inc. 1                                        140,900         11,921,549
--------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 1               324,900          2,927,349
--------------------------------------------------------------------------------
Dell, Inc. 1                                       4,624,200        105,662,970
--------------------------------------------------------------------------------
Diebold, Inc.                                         66,000          3,126,420
--------------------------------------------------------------------------------
EMC Corp. 1                                        3,234,100         45,115,695
--------------------------------------------------------------------------------
Emulex Corp. 1                                       126,500          2,264,350
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                3,429,000        135,034,020
--------------------------------------------------------------------------------
International Business Machines Corp.              2,104,100        195,702,341
--------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A 1                  55,000          3,330,800
--------------------------------------------------------------------------------
NCR Corp. 1                                            7,100            328,020
--------------------------------------------------------------------------------
Network Appliance, Inc. 1                            515,400         19,930,518
                                                               -----------------
                                                                    525,344,032

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
Agilent Technologies, Inc. 1                       1,501,400         47,624,408
--------------------------------------------------------------------------------
Avnet, Inc. 1                                         65,400          2,391,678
--------------------------------------------------------------------------------
AVX Corp.                                             33,700            514,936
--------------------------------------------------------------------------------
Tech Data Corp. 1                                     74,400          2,773,632
--------------------------------------------------------------------------------
Vishay Intertechnology, Inc. 1                       126,500          1,802,625
                                                               -----------------
                                                                     55,107,279

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.2%
Digital River, Inc. 1                                 32,500          1,800,175
--------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                273,800        123,059,410


            51 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES Continued
United Online, Inc.                                  181,900   $      2,391,985
--------------------------------------------------------------------------------
ValueClick, Inc. 1                                    80,600          2,135,900
--------------------------------------------------------------------------------
VeriSign, Inc. 1                                     129,000          3,263,700
--------------------------------------------------------------------------------
WebEx Communications, Inc. 1                           7,000            304,010
--------------------------------------------------------------------------------
Websense, Inc. 1                                      60,500          1,376,980
                                                               -----------------
                                                                    134,332,160

--------------------------------------------------------------------------------
IT SERVICES--1.9%
Acxiom Corp.                                          40,400            862,944
--------------------------------------------------------------------------------
Automatic Data Processing, Inc.                      133,700          6,656,923
--------------------------------------------------------------------------------
Ceridian Corp. 1                                      92,500          3,017,350
--------------------------------------------------------------------------------
Computer Sciences Corp. 1                             83,982          4,445,167
--------------------------------------------------------------------------------
Convergys Corp. 1                                    129,400          3,328,168
--------------------------------------------------------------------------------
CSG Systems International, Inc. 1                     41,400          1,020,924
--------------------------------------------------------------------------------
DST Systems, Inc. 1                                   50,400          3,549,168
--------------------------------------------------------------------------------
Electronic Data Systems Corp.                      1,690,500         47,367,810
--------------------------------------------------------------------------------
First Data Corp.                                   2,790,100         71,231,253
--------------------------------------------------------------------------------
Fiserv, Inc. 1                                        63,300          3,352,368
--------------------------------------------------------------------------------
Gartner, Inc., Cl. A 1                                25,200            533,232
--------------------------------------------------------------------------------
MPS Group, Inc. 1                                     84,100          1,204,312
--------------------------------------------------------------------------------
Paychex, Inc.                                      1,015,600         41,263,828
--------------------------------------------------------------------------------
Sabre Holdings Corp.                                 113,300          3,662,989
--------------------------------------------------------------------------------
Western Union Co.                                  1,175,700         25,477,419
                                                               -----------------
                                                                    216,973,855

--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.5%
Xerox Corp. 1                                      3,737,000         64,537,990
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT--3.3%
Agere Systems, Inc. 1                                115,900          2,539,369
--------------------------------------------------------------------------------
Amkor Technology, Inc. 1                             235,900          2,719,927
--------------------------------------------------------------------------------
Analog Devices, Inc.                               1,773,800         64,300,250
--------------------------------------------------------------------------------
Applied Materials, Inc.                            4,037,800         74,981,946
--------------------------------------------------------------------------------
Atmel Corp. 1                                         67,200            372,288
--------------------------------------------------------------------------------
Cymer, Inc. 1                                         52,600          2,186,056

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT Continued
Hittite Microwave Corp. 1                             24,200   $      1,014,948
--------------------------------------------------------------------------------
Integrated Device Technology, Inc. 1                 192,000          3,114,240
--------------------------------------------------------------------------------
Intel Corp.                                        4,832,930         95,933,661
--------------------------------------------------------------------------------
Linear Technology Corp.                              103,900          3,448,441
--------------------------------------------------------------------------------
Micrel, Inc. 1                                       129,500          1,509,970
--------------------------------------------------------------------------------
National Semiconductor Corp.                         172,800          4,427,136
--------------------------------------------------------------------------------
Novellus Systems, Inc. 1                             100,600          3,239,320
--------------------------------------------------------------------------------
NVIDIA Corp. 1                                       960,900         29,787,900
--------------------------------------------------------------------------------
Silicon Image, Inc. 1                                178,200          1,569,942
--------------------------------------------------------------------------------
Teradyne, Inc. 1                                     201,300          3,244,956
--------------------------------------------------------------------------------
Texas Instruments, Inc.                            2,439,900         75,539,304
--------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
Inc. 1                                                70,000          3,345,300
--------------------------------------------------------------------------------
Verigy Ltd. 1                                        165,288          3,882,615
                                                               -----------------
                                                                    377,157,569

--------------------------------------------------------------------------------
SOFTWARE--4.9%
BEA Systems, Inc. 1                                  463,200          5,525,976
--------------------------------------------------------------------------------
BMC Software, Inc. 1                                 222,300          6,860,178
--------------------------------------------------------------------------------
CA, Inc.                                           1,505,700         39,223,485
--------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                       194,600          3,880,324
--------------------------------------------------------------------------------
Cognos, Inc. 1                                        31,400          1,196,654
--------------------------------------------------------------------------------
Compuware Corp. 1                                    346,300          3,168,645
--------------------------------------------------------------------------------
Fair Isaac Corp.                                     110,500          4,312,815
--------------------------------------------------------------------------------
Hyperion Solutions Corp. 1                            74,300          3,183,012
--------------------------------------------------------------------------------
Intuit, Inc. 1                                     1,613,800         47,623,238
--------------------------------------------------------------------------------
McAfee, Inc. 1                                       116,200          3,499,944
--------------------------------------------------------------------------------
Mentor Graphics Corp. 1                              131,400          2,219,346
--------------------------------------------------------------------------------
MICROS Systems, Inc. 1                                30,900          1,722,984
--------------------------------------------------------------------------------
Microsoft Corp.                                    9,380,354        264,244,572
--------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1                          20,000          2,521,400
--------------------------------------------------------------------------------
Novell, Inc. 1                                       202,800          1,342,536
--------------------------------------------------------------------------------
Oracle Corp. 1                                     6,586,800        108,221,124


            52 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE Continued
Sybase, Inc. 1                                       120,300   $      3,006,297
--------------------------------------------------------------------------------
Symantec Corp. 1                                   3,630,500         62,081,550
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                     210,200          5,376,916
--------------------------------------------------------------------------------
TIBCO Software, Inc. 1                                36,400            329,420
                                                               -----------------
                                                                    569,540,416

--------------------------------------------------------------------------------
MATERIALS--3.8%
--------------------------------------------------------------------------------
CHEMICALS--1.1%
Albemarle Corp.                                       41,700          3,413,145
--------------------------------------------------------------------------------
Ashland, Inc.                                         48,900          3,206,862
--------------------------------------------------------------------------------
Dow Chemical Co. (The)                             1,800,500         78,861,900
--------------------------------------------------------------------------------
Fuller (H.B.) Co.                                     31,200            779,064
--------------------------------------------------------------------------------
Hercules, Inc. 1                                     150,200          3,028,032
--------------------------------------------------------------------------------
Lubrizol Corp. (The)                                  39,900          2,074,800
--------------------------------------------------------------------------------
Lyondell Chemical Co.                                123,200          3,925,152
--------------------------------------------------------------------------------
NewMarket Corp.                                       37,600          1,650,264
--------------------------------------------------------------------------------
OM Group, Inc. 1                                      51,700          2,619,639
--------------------------------------------------------------------------------
PPG Industries, Inc.                                 136,600          9,049,750
--------------------------------------------------------------------------------
Rohm & Haas Co.                                      388,030         20,511,266
--------------------------------------------------------------------------------
W.R. Grace & Co. 1                                    29,600            729,344
                                                               -----------------
                                                                    129,849,218

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.0%
Headwaters, Inc. 1                                    98,700          2,326,359
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.1%
Packaging Corp. of America                            23,200            568,400
--------------------------------------------------------------------------------
Pactiv Corp. 1                                       159,900          5,148,780
                                                               -----------------
                                                                      5,717,180

--------------------------------------------------------------------------------
METALS & MINING--2.6%
AK Steel Holding Corp. 1                             214,600          4,963,698
--------------------------------------------------------------------------------
Alcoa, Inc.                                        1,641,100         54,829,151
--------------------------------------------------------------------------------
Carpenter Technology Corp.                             1,100            130,405
--------------------------------------------------------------------------------
Chaparral Steel Co.                                   59,200          2,949,936
--------------------------------------------------------------------------------
Cleveland-Cliffs, Inc.                                49,200          2,774,880
--------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B          427,700         24,554,257
--------------------------------------------------------------------------------
Nucor Corp.                                        1,165,300         70,931,811

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING Continued
Phelps Dodge Corp.                                   616,100   $     76,957,051
--------------------------------------------------------------------------------
Quanex Corp.                                          55,550          2,171,450
--------------------------------------------------------------------------------
Southern Copper Corp. 2                              665,000         46,816,000
--------------------------------------------------------------------------------
Steel Dynamics, Inc.                                  86,600          3,268,284
--------------------------------------------------------------------------------
United States Steel Corp.                             72,900          6,460,398
                                                               -----------------
                                                                    296,807,321

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.0%
Louisiana-Pacific Corp.                                5,200            107,328
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--5.3%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.1%
AT&T, Inc.                                         7,053,991        259,586,869
--------------------------------------------------------------------------------
CenturyTel, Inc.                                     142,700          6,385,825
--------------------------------------------------------------------------------
Citizens Communications Co.                          153,600          2,314,752
--------------------------------------------------------------------------------
Embarq Corp.                                          57,291          3,171,057
--------------------------------------------------------------------------------
Qwest Communications International, Inc. 1         3,629,600         32,230,848
--------------------------------------------------------------------------------
Verizon Communications, Inc.                       4,415,300        165,264,679
                                                               -----------------
                                                                    468,954,030

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.2%
Alltel Corp.                                         236,700         14,341,653
--------------------------------------------------------------------------------
Sprint Nextel Corp.                                6,213,431        119,794,950
--------------------------------------------------------------------------------
Telephone & Data Systems, Inc.                        69,100          3,848,179
                                                               -----------------
                                                                    137,984,782

--------------------------------------------------------------------------------
UTILITIES--0.7%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.3%
Duke Energy Corp.                                    977,000         19,237,130
--------------------------------------------------------------------------------
Edison International, Inc.                           259,500         12,175,740
--------------------------------------------------------------------------------
Progress Energy, Inc., Contingent Value
Obligation 1,3                                       680,100            210,831
                                                               -----------------
                                                                     31,623,701

--------------------------------------------------------------------------------
ENERGY TRADERS--0.0%
AES Corp. (The) 1                                    137,600          2,933,632


            53 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
GAS UTILITIES--0.0%
ONEOK, Inc.                                           32,000   $      1,333,120
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.4%
CenterPoint Energy, Inc.                             165,900          2,959,656
--------------------------------------------------------------------------------
PG&E Corp.                                         1,023,700         47,520,151
                                                               -----------------
                                                                     50,479,807
                                                               -----------------
Total Common Stocks
(Cost $9,038,025,300)                                            11,446,333,600

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
Wachovia Corp., Dividend Equalization
Preferred Shares 1
(Cost $0)                                            100,000                250

                                                       UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Dime Bancorp, Inc. Wts., Exp. 1/2/10 1               485,800             67,040
--------------------------------------------------------------------------------
Lucent Technologies, Inc. Wts., Exp.
12/10/07 1                                            68,554             11,997
                                                               -----------------
Total Rights, Warrants and Certificates
(Cost $0)                                                                79,037

                                                      SHARES
--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--0.5%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund,
Cl. E, 5.25% 4,5
(Cost $58,270,847)                                58,270,847         58,270,847

--------------------------------------------------------------------------------
Total Investments, at Value (excluding
Investments Purchased with Cash Collateral
from Securities Loaned)
(Cost $9,096,296,147)                                            11,504,683,734

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--0.5% 6
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.5%
Undivided interest of 0.47% in joint
repurchase agreement (Principal Amount/
Value $1,060,000,000 with a maturity value
of $1,060,157,601) with Barclays Capital,
5.3525%, dated 2/28/07, to be repurchased at
$5,000,743 on 3/1/07, collateralized by AAA
Asset-Backed Securities, 0.00%,
2/15/14-11/25/46, with a value of
$1,091,800,000                                  $  5,000,000   $      5,000,000
--------------------------------------------------------------------------------
Undivided interest of 1.45% in joint
repurchase agreement (Principal Amount/Value
$500,000,000, with a maturity value of
$500,074,028) with Nomura Securities, 5.33%,
dated 2/28/07, to be repurchased at
$7,241,540 on 3/1/07, collateralized by U.S.
Agency Mortgages, 5.50%-6%, 1/1/36-6/1/36,
with a value of $510,000,000                       7,240,468          7,240,468
--------------------------------------------------------------------------------
Undivided interest of 3.33% in joint
repurchase agreement (Principal Amount/Value
$750,000,000 with a maturity value of
$750,111,510) with Barclays Capital,
5.3525%, dated 2/28/07, to be repurchased at
$25,003,717 on 3/1/07, collateralized by
Private Label CMOs, 0.00%-4.84%,
2/1/11-7/25/46, with a value of $772,500,000      25,000,000         25,000,000


            54 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS Continued
Undivided interest of 3.33% in joint
repurchase agreement (Principal
Amount/Value $750,000,000, with a maturity
value of $750,111,250) with Morgan Stanley,
5.34%, dated 2/28/07, to be repurchased at
$25,003,708 on 3/1/07, collateralized by
U.S. Agency Mortgages, 0.00%-6.05%,
3/30/07-10/15/20, with a value of
$765,730,799                                    $ 25,000,000   $     25,000,000

                                                                          VALUE
                                                                     SEE NOTE 1
--------------------------------------------------------------------------------
Total Investments Purchased with Cash
Collateral from Securities Loaned
(Cost $62,240,468)                                             $     62,240,468

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $9,158,536,615)                                  100.4%    11,566,924,202
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                   (0.4)       (51,689,166)
                                                --------------------------------
NET ASSETS                                             100.0%  $ 11,515,235,036
                                                ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See Note 7 of accompanying Notes.

3. Illiquid security. The aggregate value of illiquid securities as of February 28, 2007 was $210,831, which represents less than 0.005% of the Fund's net assets. See Note 6 of accompanying Notes.

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 28, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                 SHARES         GROSS          GROSS              SHARES
                                        AUGUST 31, 2006     ADDITIONS     REDUCTIONS   FEBRUARY 28, 2007
--------------------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E, 5.25%                      --   825,409,324    767,138,477          58,270,847

                                                                               VALUE            DIVIDEND
                                                                          SEE NOTE 1              INCOME
--------------------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E, 5.25%                                         $ 58,270,847         $ 1,240,397

5. Rate shown is the 7-day yield as of February 28, 2007.

6. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            55 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

February 28, 2007
------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $9,100,265,768)                                                           $ 11,508,653,355
Affiliated companies (cost $58,270,847)                                                                      58,270,847
                                                                                                       ----------------
                                                                                                         11,566,924,202
------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                          7,339,071
------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                                                       25,281,391
Investments sold                                                                                             17,730,067
Shares of capital stock sold                                                                                  5,254,029
Other                                                                                                           235,454
                                                                                                       -----------------
Total assets                                                                                             11,622,764,214

------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                                   62,534,082
------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of capital stock redeemed                                                                             36,192,749
Distribution and service plan fees                                                                            4,399,166
Transfer and shareholder servicing agent fees                                                                 1,542,325
Investments purchased                                                                                         1,485,780
Shareholder communications                                                                                    1,206,199
Directors' compensation                                                                                         101,967
Other                                                                                                            66,910
                                                                                                       -----------------
Total liabilities                                                                                           107,529,178

------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                             $ 11,515,235,036
                                                                                                       =================

------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                                   $      2,869,974
------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                8,817,523,618
------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                            21,684,361
------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                              264,769,496
------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities denominated in foreign currencies                                               2,408,387,587
                                                                                                       -----------------

NET ASSETS                                                                                             $ 11,515,235,036
                                                                                                       =================


            56 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $7,990,700,431
and 197,846,643 shares of capital stock outstanding)                                                          $   40.39
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)               $   42.85
------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $1,344,646,578 and 34,265,460 shares
of capital stock outstanding)                                                                                 $   39.24
------------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $1,134,243,769 and 28,989,060 shares
of capital stock outstanding)                                                                                 $   39.13
------------------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $230,190,117 and 5,775,775 shares
of capital stock outstanding)                                                                                 $   39.85
------------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$815,454,141 and 20,120,454 shares of capital stock outstanding)                                              $   40.53

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            57 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended February 28, 2007
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $3,108)                                    $    106,766,012
Affiliated companies                                                                                          1,240,397
------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                        567,776
------------------------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                                          531,086
------------------------------------------------------------------------------------------------------------------------
Other income                                                                                                    345,032
                                                                                                       ----------------
Total investment income                                                                                     109,450,303

------------------------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------------------------
Management fees                                                                                              26,356,009
------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                       9,805,565
Class B                                                                                                       7,054,616
Class C                                                                                                       5,703,614
Class N                                                                                                         554,099
------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                       7,202,171
Class B                                                                                                       1,255,009
Class C                                                                                                         995,989
Class N                                                                                                         250,491
Class Y                                                                                                          74,107
------------------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                                         731,511
Class B                                                                                                         299,527
Class C                                                                                                          89,531
Class N                                                                                                           7,604
------------------------------------------------------------------------------------------------------------------------
Directors' compensation                                                                                         100,919
------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                      31,840
------------------------------------------------------------------------------------------------------------------------
Administration service fees                                                                                         750
------------------------------------------------------------------------------------------------------------------------
Other                                                                                                           174,773
                                                                                                       -----------------
Total expenses                                                                                               60,688,125
Less reduction to custodian expenses                                                                             (2,567)
Less waivers and reimbursements of expenses                                                                     (23,794)
                                                                                                       -----------------
Net expenses                                                                                                 60,661,764

------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                        48,788,539


            58 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                                            $    624,618,127
Foreign currency transactions                                                                                   334,082
                                                                                                       -----------------
Net realized gain                                                                                           624,952,209
------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                                 240,321,136
Translation of assets and liabilities denominated in foreign currencies                                        (585,228)
                                                                                                       -----------------
Net change in unrealized appreciation                                                                       239,735,908

------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                   $    913,476,656
                                                                                                       =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            59 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                          SIX MONTHS               YEAR
                                                                                               ENDED              ENDED
                                                                                   FEBRUARY 28, 2007         AUGUST 31,
                                                                                         (UNAUDITED)               2006
------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------
Net investment income                                                              $      48,788,539   $     86,868,345
------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                        624,952,209        886,986,823
------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                    239,735,908         18,438,234
                                                                                   -------------------------------------
Net increase in net assets resulting from operations                                     913,476,656        992,293,402

------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                  (73,116,272)       (78,299,257)
Class B                                                                                     (985,052)        (1,493,470)
Class C                                                                                   (2,391,159)        (3,049,966)
Class N                                                                                   (1,498,556)        (1,478,142)
Class Y                                                                                  (10,050,408)        (7,871,769)
                                                                                   -------------------------------------
                                                                                         (88,041,447)       (92,192,604)

------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                 (307,626,359)                --
Class B                                                                                  (56,778,663)                --
Class C                                                                                  (45,635,376)                --
Class N                                                                                   (8,621,602)                --
Class Y                                                                                  (28,797,341)                --
                                                                                   -------------------------------------
                                                                                        (447,459,341)                --

------------------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from capital stock transactions:
Class A                                                                                   51,277,038       (740,971,280)
Class B                                                                                 (162,034,799)      (656,284,844)
Class C                                                                                  (13,193,554)      (189,937,693)
Class N                                                                                   15,935,401         14,934,343
Class Y                                                                                  127,286,303        143,274,771
                                                                                   -------------------------------------
                                                                                          19,270,389     (1,428,984,703)

------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                                397,246,257       (528,883,905)
------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                   11,117,988,779     11,646,872,684
                                                                                   -------------------------------------
End of period (including accumulated net investment income of
$21,684,361 and $60,937,269, respectively)                                         $  11,515,235,036   $ 11,117,988,779
                                                                                   =====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            60 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                       SIX MONTHS                                                                           YEAR
                                            ENDED                                                                          ENDED
                                FEBRUARY 28, 2007                                                                     AUGUST 31,
CLASS A                               (UNAUDITED)             2006           2005           2004             2003           2002
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                                 $    39.12       $    36.18     $    32.78     $    29.62       $    27.90     $    32.15
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                         .20 1            .35 1          .47 1          .26              .22            .16
Net realized and unrealized
gain (loss)                                  3.04             2.96           3.34           3.10             1.69          (4.29)
                                       -------------------------------------------------------------------------------------------
Total from investment
operations                                   3.24             3.31           3.81           3.36             1.91          (4.13)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                       (.38)            (.37)          (.41)          (.20)            (.19)          (.07)
Distributions from net
realized gain                               (1.59)              --             --             --               --           (.05)
                                       -------------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders               (1.97)            (.37)          (.41)          (.20)            (.19)          (.12)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period         $    40.39       $    39.12     $    36.18     $    32.78       $    29.62     $    27.90
                                       ===========================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                      8.34%            9.19%         11.68%         11.37%            6.93%        (12.90)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $7,990,700       $7,680,186     $7,810,714     $7,384,256       $7,033,312     $6,443,983
----------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                         $8,072,922       $7,845,096     $7,759,230     $7,521,103       $6,310,359     $7,203,226
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
assets: 3
Net investment income                        0.99%            0.93%          1.36%          0.75%            0.87%          0.52%
Total expenses                               0.91% 4          0.92%          0.92%          0.93%            0.97%          0.99%
Expenses after payments and
waivers and reduction to
custodian expenses                           0.90%            0.92%          0.92%          0.93%            0.97%          0.99%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                        51%              84%            79%            76%              94%            78%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended February 28, 2007         0.91%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            61 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                       SIX MONTHS                                                                           YEAR
                                            ENDED                                                                          ENDED
                                FEBRUARY 28, 2007                                                                     AUGUST 31,
CLASS B                               (UNAUDITED)             2006           2005           2004             2003           2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                                 $    37.87       $    34.99     $    31.67     $    28.68       $    27.04     $    31.34
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income (loss)                  .04 1            .05 1          .20 1         (.21)            (.13)          (.20)
Net realized and unrealized
gain (loss)                                  2.95             2.86           3.21           3.20             1.77          (4.05)
                                       --------------------------------------------------------------------------------------------
Total from investment
operations                                   2.99             2.91           3.41           2.99             1.64          (4.25)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                       (.03)            (.03)          (.09)            --               --             --
Distributions from net
realized  gain                              (1.59)              --             --             --               --           (.05)
                                       --------------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders               (1.62)            (.03)          (.09)            --               --           (.05)
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period         $    39.24       $    37.87     $    34.99     $    31.67       $    28.68     $    27.04
                                       ============================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                      7.93%            8.32%         10.79%         10.43%            6.06%        (13.58)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                             $1,344,647       $1,453,679     $1,968,829     $2,558,206       $2,941,765     $3,510,800
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in
thousands)                             $1,424,713       $1,685,648     $2,295,269     $2,884,434       $2,964,666     $4,607,653
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
assets: 3
Net investment income (loss)                 0.21%            0.13%          0.59%         (0.10)%           0.04%         (0.25)%
Total expenses                               1.68% 4,5        1.71% 4        1.72% 4        1.78% 4,6        1.81% 4        1.75% 4
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                        51%              84%            79%            76%              94%            78%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended February 28, 2007         1.68%

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            62 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

                                       SIX MONTHS                                                                           YEAR
                                            ENDED                                                                          ENDED
                                FEBRUARY 28, 2007                                                                     AUGUST 31,
CLASS C                               (UNAUDITED)             2006           2005           2004             2003           2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                                 $    37.81       $    34.98     $    31.71     $    28.69       $    27.03     $    31.33
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income (loss)                  .05 1            .07 1          .21 1         (.03)              --           (.11)
Net realized and unrealized
gain (loss)                                  2.94             2.85           3.22           3.05             1.66          (4.14)
                                       --------------------------------------------------------------------------------------------
Total from investment
operations                                   2.99             2.92           3.43           3.02             1.66          (4.25)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                       (.08)            (.09)          (.16)            --               --             --
Distributions from net
realized gain                               (1.59)              --             --             --               --           (.05)
                                       --------------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders               (1.67)            (.09)          (.16)            --               --           (.05)
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period         $    39.13       $    37.81         $34.98     $    31.71       $    28.69     $    27.03
                                       ============================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                      7.97%            8.36%         10.83%         10.53%            6.14%        (13.58)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                             $1,134,244       $1,107,962     $1,206,335     $1,241,930       $1,188,826     $1,198,517
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in
thousands)                             $1,153,433       $1,163,337     $1,250,845     $1,278,659       $1,111,131     $1,432,566
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
assets: 3
Net investment income (loss)                 0.25%            0.18%          0.62%         (0.01)%           0.09%         (0.24)%
Total expenses                               1.65% 4,5        1.67% 4        1.67% 4        1.70% 4,6        1.74% 4        1.75% 4
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                        51%              84%            79%            76%              94%            78%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Expenses including indirect expenses from affiliated fund were as follows:

         Six Months Ended February 28, 2007             1.65%

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            63 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                       SIX MONTHS                                                                           YEAR
                                            ENDED                                                                          ENDED
                                FEBRUARY 28, 2007                                                                     AUGUST 31,
CLASS N                               (UNAUDITED)             2006           2005           2004             2003           2002
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                                 $    38.59       $    35.71     $    32.39     $    29.33       $    27.72     $    32.09
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                         .14 1            .24 1          .35 1          .15              .20            .12
Net realized and unrealized
gain (loss)                                  2.99             2.92           3.30           3.05             1.65          (4.31)
                                       -------------------------------------------------------------------------------------------
Total from investment
operations                                   3.13             3.16           3.65           3.20             1.85          (4.19)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                       (.28)            (.28)          (.33)          (.14)            (.24)          (.13)
Distributions from net
realized gain                               (1.59)              --             --             --               --           (.05)
                                       -------------------------------------------------------------------------------------------
Total dividends and/or
distributions
to shareholders                             (1.87)            (.28)          (.33)          (.14)            (.24)          (.18)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period         $    39.85       $    38.59         $35.71     $    32.39       $    29.33     $    27.72
                                       ===========================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                      8.16%            8.87%         11.30%         10.93%            6.78%        (13.15)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                             $  230,190       $  207,339     $  177,463     $  150,955       $   79,188     $   43,464
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in
thousands)                             $  224,086       $  194,639     $  168,866     $  122,478       $   60,950     $   28,141
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
assets: 3
Net investment income                        0.70%            0.63%          1.02%          0.38%            0.65%          0.28%
Total expenses                               1.19% 4          1.22%          1.26%          1.31%            1.23%          1.24%
Expenses after payments and
waivers and reduction to
custodian expenses                           1.19%            1.22%          1.26%          1.31%            1.18%          1.24%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                        51%              84%            79%            76%              94%            78%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

         Six Months Ended February 28, 2007             1.19%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            64 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

                                       SIX MONTHS                                                                           YEAR
                                            ENDED                                                                          ENDED
                                FEBRUARY 28, 2007                                                                     AUGUST 31,
CLASS Y                               (UNAUDITED)             2006           2005           2004             2003           2002
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                                 $    39.33       $    36.38     $    32.93     $    29.75       $    28.02     $    32.28
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                         .29 1            .52 1          .64 1          .34              .11            .19
Net realized and unrealized
gain (loss)                                  3.06             2.96           3.34           3.13             1.86          (4.28)
                                       -------------------------------------------------------------------------------------------
Total from investment
operations                                   3.35             3.48           3.98           3.47             1.97          (4.09)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                       (.56)            (.53)          (.53)          (.29)            (.24)          (.12)
Distributions from net
realized gain                               (1.59)              --             --             --               --           (.05)
                                       -------------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders               (2.15)            (.53)          (.53)          (.29)            (.24)          (.17)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period         $    40.53       $    39.33     $    36.38     $    32.93       $    29.75     $    28.02
                                       ===========================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                      8.58%            9.63%         12.15%         11.69%            7.11%        (12.74)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $  815,454       $  668,873     $  483,532     $  570,991       $  441,460     $  225,298
----------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                         $  765,742       $  594,018     $  496,349     $  558,130       $  242,029     $  227,835
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
assets: 3
Net investment income                        1.43%            1.38%          1.82%          1.07%            1.01%          0.74%
Total expenses                               0.48% 4          0.49%          0.53%          0.60%            0.87%          0.92%
Expenses after payments and
waivers and reduction to
custodian expenses                           0.48%            0.49%          0.53%          0.60%            0.83%          0.78%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                        51%              84%            79%            76%              94%            78%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

         Six Months Ended February 28, 2007             0.48%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            65 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Fund (the Fund) is a separate series of Oppenheimer Main Street Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange


            66 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or


            67 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. During the fiscal year ended August 31, 2006, the Fund utilized $669,602,504 of capital loss carryforward to offset capital gains realized in that fiscal year. a

      a. Includes $489,935 of capital loss carryforwards acquired in the September 4, 2003 merger of Oppenheimer Trinity Core Fund.

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the


            68 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


            69 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 840 million shares of $.01 par value capital stock of each class. Transactions in shares of capital stock were as follows:

                            SIX MONTHS ENDED FEBRUARY 28, 2007           YEAR ENDED AUGUST 31, 2006
                                    SHARES              AMOUNT            SHARES             AMOUNT
----------------------------------------------------------------------------------------------------
CLASS A
Sold                            11,177,856   $     453,652,937        26,624,100   $  1,007,441,844
Dividends and/or
distributions reinvested         8,913,069         355,987,931         1,913,771         71,938,634
Redeemed                       (18,575,389)       (758,363,830)      (48,081,986)    (1,820,351,758)
                               ---------------------------------------------------------------------
Net increase (decrease)          1,515,536   $      51,277,038       (19,544,115)  $   (740,971,280)
                               =====================================================================

----------------------------------------------------------------------------------------------------
CLASS B
Sold                             1,690,848   $      66,969,140         4,058,713   $    149,179,170
Dividends and/or
distributions reinvested         1,421,760          55,277,996            38,325          1,403,097
Redeemed                        (7,229,371)       (284,281,935)      (21,981,611)      (806,867,111)
                               ---------------------------------------------------------------------
Net decrease                    (4,116,763)  $    (162,034,799)      (17,884,573)  $   (656,284,844)
                               =====================================================================

----------------------------------------------------------------------------------------------------
CLASS C
Sold                             1,339,496   $      52,835,792         2,576,737   $     94,490,367
Dividends and/or
distributions reinvested         1,087,128          42,137,072            72,361          2,644,058
Redeemed                        (2,737,181)       (108,166,418)       (7,833,508)      (287,072,118)
                               ---------------------------------------------------------------------
Net decrease                      (310,557)  $     (13,193,554)       (5,184,410)  $   (189,937,693)
                               =====================================================================

----------------------------------------------------------------------------------------------------
CLASS N
Sold                             1,009,875   $      40,640,883         2,043,767   $     76,211,483
Dividends and/or
distributions reinvested           249,507           9,840,566            38,592          1,434,091
Redeemed                          (857,129)        (34,546,048)       (1,677,909)       (62,711,231)
                               ---------------------------------------------------------------------
Net increase                       402,253   $      15,935,401           404,450   $     14,934,343
                               =====================================================================

----------------------------------------------------------------------------------------------------
CLASS Y
Sold                             3,785,407   $     155,408,331         8,687,755   $    331,059,516
Dividends and/or
distributions reinvested           944,172          37,804,657           202,236          7,618,220
Redeemed                        (1,613,341)        (65,926,685)       (5,178,566)      (195,402,965)
                               ---------------------------------------------------------------------
Net increase                     3,116,238   $     127,286,303         3,711,425   $    143,274,771
                               =====================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and money market funds, for the six months ended February 28, 2007, were as follows:

                                                    PURCHASES              SALES
--------------------------------------------------------------------------------
Investment securities                         $ 5,819,926,304   $  6,263,542,942


            70 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                        FEE SCHEDULE
                        -------------------------------
                        Up to $200 million        0.65%
                        Next $150 million         0.60
                        Next $150 million         0.55
                        Over $500 million         0.45

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS or the Transfer Agent), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 28, 2007, the Fund paid $10,012,378 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the


            71 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2006 for Class B, Class C and Class N shares were $22,776,494, $34,764,109 and $3,351,427, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                                       CLASS A           CLASS B           CLASS C         CLASS N
                                    CLASS A         CONTINGENT        CONTINGENT        CONTINGENT      CONTINGENT
                                  FRONT-END           DEFERRED          DEFERRED          DEFERRED        DEFERRED
                              SALES CHARGES      SALES CHARGES     SALES CHARGES     SALES CHARGES   SALES CHARGES
                                RETAINED BY        RETAINED BY       RETAINED BY       RETAINED BY     RETAINED BY
SIX MONTHS ENDED                DISTRIBUTOR        DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR     DISTRIBUTOR
------------------------------------------------------------------------------------------------------------------
February 28, 2007                $1,014,591            $16,952        $1,157,331           $21,999         $12,303

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended February 28, 2007, the Manager waived $23,794 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.


            72 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of February 28, 2007, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES

As of February 28, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of February 28, 2007, the Fund had on loan securities valued at $62,499,551, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $62,534,082 was received for the loans, of which $62,240,468 was received in cash and subsequently invested in approved investments or held as cash.

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax


            73 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

OPPENHEIMER MAIN STREET FUND (UNDERLYING FUND)
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENTS Continued

return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of February 28, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of February 28, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


            74 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of February 28, 2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a)    (1) Not applicable to semiannual reports.

       (2) Exhibits attached hereto.

       (3) Not applicable.

(b)    Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Principal Protected Trust III

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: April 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: April 10, 2007

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: April 10, 2007